SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
1 5 - J u n - 0 7
Morgan Stanley Capital I Inc.
(I.R.S. Employer Identification No.)
13-3291626
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
16-May-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130684-29
Commission File Number of depositor:
333-130684
(Exact name of sponsor as specified in its charter)
Morgan Stanley Mortgage Capital Holdings LLC (f/k/a Morgan Stanley Mortgage Capital Inc.); Natixis Real
Estate Capital Inc.; SunTrust Bank; NCB, FSB
(Former name, former address, if changed since last report)
No Change
Morgan Stanley Capital I Trust 2007-IQ13
1585 Broadway
New York, New York
10036
(212) 761-4000
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On June 15, 2007 a distribution was made to holders of Morgan Stanley Capital I Trust 2007-IQ13, Commercial
Mortgage Pass-Through Certificates, Series 2007-IQ13. The monthly report to holders is attached as Exhibit 99.1.
A-1 [___] [___] [_X_]
A-1A [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
A-4 [___] [___] [_X_]
A-J [___] [___] [_X_]
A-M [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Morgan Stanley Capital I Inc.
A n t h o n y S f a r r a
Vice President
A n t h o n y S f a r r a
/s/ :
6/26/2007
PART II - OTHER INFORMATION
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of Morgan Stanley Capital I Trust 2007-IQ13, Commercial
Mortgage Pass-Through Certificates, Series 2007-IQ13, relating to the June 15, 2007 distribution.
Monthly report distributed to holders of Morgan Stanley Capital I Trust 2007-IQ13, Commercial
Mortgage Pass-Through Certificates, Series 2007-IQ13, relating to the June 15, 2007 distribution.
Based on borrower's first quarter of 2007 operating statement with the end date of March 31, 2007. Loan 700401576
(ProSupp ID 1, Property 75-101 Federal) has a Net Operating Income of $2,859,514.00
Item 6. Significant Obligors of Pool Assets.